UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-9142
THE NAVELLIER PERFORMANCE FUNDS
One East Liberty, Third Floor
Reno Nevada 89501
1-800-887-8671
Agent for Service:
SAMUEL KORNHAUSER
155 Jackson Street, Suite 1807
San Francisco, California 94111
Registrant’s telephone number, including area code: (800) 887-8671
Date of Fiscal Year End: December 31, 2009
Date of Reporting Period: June 30, 2009

Item 1. Reports to Stockholders

Navellier Performance Funds

2009 SEMI - ANNUAL REPORT

Fundamental 'A' Portfolio

NAVELLIER
Calculated Investing

Navellier Performance Funds 2008 ANNUAL REPORT Mid Cap Growth Portfolio Aggressive Micro Cap Portfolio Fundamental ‘A’ Portfolio

SEMIANNUAL REPORT, June 30, 2009 (unaudited)
Navellier Performance Funds

One East Liberty, Third Floor
Reno, NV 89501
(800) 887-8671

Dear Shareholder,

Portfolio Review

So far, 2009 has been an exceptional year for the Navellier Fundamental ‘A’ Portfolio. When viewed on a year-to-date basis through the second quarter of 2009, the performance of the Fund is ahead by +11.96%, which is significantly more than the +4.20% gain by the Fund’s benchmark, the Russell 3000 Index. Admittedly, the first six months have been very volatile, especially in the first quarter. Consider that the first quarter of 2009 ended with double digit losses for the Fund and the overall equity market.

In the first quarter the Navellier Fundamental ‘A’ Portfolio declined by −16.87% and trailed the −10.80% result for the benchmark Russell 3000 Index. While most sectors declined during the quarter, the consumer staples and information technology sectors generated positive performance for the portfolio while the healthcare and industrials sectors proved problematic in terms of performance.

Given such market instability, individual stock picking was a key to success as many low-quality stocks rallied in dramatic fashion. The Navellier stock selection methodology continued to identify and select stocks of exceptional quality. Comparing the portfolio fundamentals with those of the index reveals that we are true to our strategy and methods. Consider that as of the end of the first quarter, the average sales growth of the stocks within the portfolio stood at +57.57% versus +24.4% for the index, and average return on equity was +21.93% against +13.43% for the index.

Fundamental ‘A’ Portfolio

Total Returns
for Periods Ended			Russell
June 30, 2009*	Fund		3000

Six Months	11.96%		4.20%
One Year	(43.89)%	*	(26.56)%	*
Since Inception**	(6.49)%	*	(2.98)%	*
Value of a $10,000 investment over Life of Fund**	$7,563		$8,815

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.

** Inception May 2, 2005

NAVELLIER PERFORMANCE FUNDS

Interestingly, as the second quarter progressed, the Fund posted significant market beating performance. For the period, the portfolio returned +34.69% which was more than double the +16.82% result for the benchmark Russell 3000 Index. The industrials and materials sectors proved to be particularly strong performers for the portfolio while the utilities and financials sectors were less so. Again, the portfolio maintained its emphasis on high-quality stocks during the second quarter. To illustrate the qualitative difference between the portfolio and the benchmark for the period, it is instructive to compare some additional key characteristics. Consider that the median net income margin is +10.29% for the portfolio versus just +3.82% for the benchmark. Yet, such portfolio attributes are offered with a median current price to earnings ratio (P/E) of just +13.47 in contrast to the +15.21 benchmark P/E. Such comparisons typify the Navellier approach to stock selection and result in high quality holdings.

Since late April, the stocks that led the overall stock market rally, such as battered financial stocks, have started to falter. As a result, a major leadership change is underway. Defensive stocks, such as biotechnology, drug delivery, education, healthcare testing, and utilities, are now exhibiting relative strength and are emerging as market leaders. Multi-national stocks are also exhibiting relative strength and are expected to benefit from a weak U.S. dollar.

Additionally, the fact that a weaker U.S. dollar should boost the earnings of many multi-national stocks should help the second-quarter earnings be significantly stronger than the first-quarter earnings. We are especially excited that many of our stocks are anticipated to have a positive second-quarter earnings announcement season and we anticipate that they may emerge as market leaders. We believe that internally strong stocks have a greater ability to ride out difficult market cycles. In addition, as the market returns to rewarding sound quality companies, the portfolio should be positioned to benefit.

Market Outlook

The environment for investors remains uncertain, as fears of a “double dip” recession spread. Even though there are very serious problems with consumer confidence and unemployment, easy year-over-year earnings comparisons in the coming months should help the overall stock market, especially if there are positive economic headlines.

This recession is already longer than the average recession and economists expect U.S. GDP to pick up by August. As spending from the $787 billion spending/stimulus gathers momentum in the upcoming months, the activity should help economic growth. Both the stock and bond markets are recovering from their liquidity meltdowns. Since January, we see some evidence of a return of investor confidence as money has been pouring into bond mutual funds and steadily rising. Indeed, the recent market rally is an even stronger indicator of investor confidence as investors began adding money to equity mutual funds taking advantage of beaten down stock prices. In other words, liquidity has been improving as investor confidence has returned.

The weak U.S. dollar is now helping to restore the earnings of multi-national companies which are improving quickly thanks to the fact that when they get paid in foreign currencies, they reap profits from appreciating foreign currencies. Foreign companies love to set up shop in the U.S., since the U.S. consumer is still the strongest economic engine in the world.

We remain optimistic about the long-term prospects for the U.S. economy and firmly believe that the best way to repair the damage to investor portfolios is through a well balanced portfolio of fundamentally superior stocks. We will continue to keep you posted through our blogs and Marketmail at www.navellier.com.

Sincerely,

LOUIS G. NAVELLIER
Chief Investment Officer/CEO

ARJEN KUYPER
President/COO

SHAWN PRICE
Portfolio Manager

NAVELLIER PERFORMANCE FUNDS

PORTFOLIO OF INVESTMENTS

Fundamental ‘A’ Portfolio	June 30, 2009 (unaudited)

Shares	Market Value

COMMON STOCKS - 97.4%
Consumer Discretionary - 16.3%
19,140	hhgregg, Inc.*	$290,162
14,869	Marvel Entertainment, Inc.*	529,187
10,620	Papa John’s International, Inc.*	263,270
25,655	Sturm, Ruger & Co., Inc.	319,148
21,469	True Religion Apparel, Inc.*	478,759

		1,880,526

Consumer Staples - 10.8%
67,355	Alliance One International, Inc.*	255,949
6,835	American Italian Pasta Co. - Class A*	199,172
8,405	Green Mountain Coffee Roasters, Inc.*	496,904
6,515	Lancaster Colony Corp.	287,116

		1,239,141

Energy - 5.2%
27,900	Cal Dive International, Inc.*	240,777
13,545	Dresser-Rand Group, Inc.*	353,525

		594,302

Healthcare - 7.9%
5,940	Almost Family, Inc.*	155,093
15,325	American Medical Systems Holdings, Inc.*	242,135
8,570	Emergency Medical Services Corp. - Class A*	315,548
69,000	Tenet Healthcare Corp.*	194,580

		907,356

Industrials - 12.0%
10,735	AZZ, Inc.*	369,391
6,000	Joy Global, Inc.	214,320
20,370	Pike Electric Corp.*	245,459
6,395	TransDigm Group, Inc.*	231,499
4,415	Valmont Industries, Inc.	318,233

		1,378,902

Information Technology - 32.2%
8,875	Advent Software, Inc.*	291,011
20,500	ArcSight, Inc.*	364,285
7,750	Dolby Laboratories, Inc. - Class A*	288,920
3,365	Equinix, Inc.*	244,770
21,200	Genpact Ltd.*	249,100
8,479	Metavante Technologies, Inc.*	219,267
10,265	NetEase.com, Inc. ADR*	361,123
9,290	Pegasystems, Inc.	245,070
34,845	S1 Corp.*	240,431
6,160	Shanda Interactive Entertainment Ltd. ADR*	322,106
8,898	Sohu.com, Inc. ADR*	559,061
12,830	Wright Express Corp.*	326,780

		3,711,924

Materials - 6.9%
9,750	Companhia Siderurgica Nacional S.A. (CSN) ADR	217,913
6,825	Goldcorp, Inc.	237,169
9,495	Walter Energy, Inc.	344,098

		799,180

Utilities - 6.1%
28,376	Mirant Corp.*	446,638
9,657	NRG Energy, Inc.*	250,696

		697,334

Total Common Stocks (Cost $10,390,182)		11,208,665

MONEY MARKET FUNDS - 3.1%
360,778	JPMorgan 100% U.S. Treasury Securities Money Market Fund (Cost $360,778)	360,778

Total Investments - 100.5% (Cost $10,750,960)		11,569,443
Liabilities in Excess of Other Assets - (0.5%)		(61,799)

Net Assets - 100.0%		$11,507,644

*	Non-Income producing.

ADR - American Depositary Receipts

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

Other Information: The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stock	$11,208,665	$—	$—	$11,208,665
Mutual Fund	360,778	—	—	360,778

				$11,569,443

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (unaudited)

Fundamental
‘A’
Portfolio
ASSETS
Securities at Cost	$10,750,960

Securities at Value (Note 1)	$11,569,443
Investment Income Receivable (Note 1)	10,943
Receivable for Shares Sold	506
Receivable from Adviser	14,341
Other Assets	13,866

Total Assets	11,609,099

LIABILITIES
Administrative Fee Payable (Note 2)	2,454
Payable for Shares Redeemed	50,000
Distribution Fees Payable (Note 3)	11,076
Trustees Fees Payable	4,167
Professional Fees	13,700
Other Liabilities	20,058

Total Liabilities	101,455

NET ASSETS	$11,507,644

NET ASSETS CONSIST OF:
Paid-in Capital	$21,350,898
Accumulated Net Investment Loss	(23,518)
Accumulated Net Realized Loss on Investments	(10,638,219)
Net Unrealized Appreciation of Investments	818,483

NET ASSETS	$11,507,644

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,576,348
Net asset value, offering and redemption price per share	$7.30

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (unaudited)

Fundamental
‘A’
Portfolio
INVESTMENT INCOME
Interest (Note 1)	$21
Dividends(A) (Note 1)	38,739

Total Investment Income	38,760

EXPENSES
Investment Advisory Fee (Note 2)	35,110
Distribution Plan Fees - (Note 3)	10,449
Administrative Fee (Note 2)	10,449
Transfer Agent Fees	11,212
Accounting and Pricing Fees	35,000
Printing Expense	14,866
Custodian Fees	6,801
Trustees’ Fees	8,333
Legal Expense	12,500
Registration Fees	9,282
Audit Fees	9,450
Compliance Fees	3,256
Pricing Expense	100
Underwriting Fees (Note 3)	5,693
Other Expenses	4,209

Total Expenses	176,710
Less Expenses Reimbursed by Investment Adviser (Note 2)	(114,432)

Net Expenses	62,278

NET INVESTMENT LOSS	(23,518)

Net Realized Loss on Investments	(1,431,821)
Change in Net Unrealized Appreciation/Depreciation of Investments	2,941,545

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,509,724

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,486,206

(A) Net of foreign tax withholding of:	$--

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
June 30, 2009

	Fundamental ‘A’
	Portfolio
	For The Six	For The
	Months Ended	Year Ended
	June 30, 2009	December 31,
	(unaudited)	2008
FROM INVESTMENT ACTIVITIES
Net Investment Loss	$(23,518)	$(125,770)
Net Realized Loss on Investment Transactions	(1,431,821)	(8,054,491)
Change in Net Unrealized Appreciation/Depreciation of Investments	2,941,545	(3,128,223)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,486,206	(11,308,484)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	--	(25)
From Net Realized Gain	--	(5,566)

Decrease in Net Assets Resulting From Distributions to Shareholders	--	(5,591)

FROM SHARE TRANSACTIONS
Net Proceeds from Sales of Shares	4,330,986	3,276,951
Reinvested Distributions	--	4,680
Cost of Shares Redeemed*	(1,393,012)	(8,660,906)

Net Increase (Decrease) in Net Assets Resulting from Share Transactions	2,937,974	(5,379,275)

Total Increase (Decrease) in Net Assets	4,424,180	(16,693,350)
Net Assets - Beginning of Period	7,083,464	23,776,814

Net Assets - End of Period	$11,507,644	$7,083,464

ACCUMULATED NET INVESTMENT LOSS	$(23,518)	$--

SHARES
Sold	704,398	269,198
Reinvested	--	738
Redeemed	(214,426)	(776,510)

NET INCREASE (DECREASE) IN SHARES	489,972	(506,574)

* The cost of shares redeemed is net of the 2% redemption fee on Fund shares which have been held 60 days or less. For the six months ended June 30, 2009, these fees were $693. For the year ended December 31, 2008, these fees were $14,164.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

FINANCIAL HIGHLIGHTS

Fundamental ‘A’ Portfolio	June 30, 2009

	For the Six						For The
	Months Ended		For The Years Ended				Period Ended
	June 30, 2009		December 31,				December 31,
	(unaudited)		2008		2007	2006	2005*
PER SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$6.52		$14.93		$12.70	$11.85	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.01)		(0.12)		0.01	(0.07)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.79		(8.29)		2.72	0.88	1.83

Total from Investment Operations	0.78		(8.41)		2.73	0.81	1.84

Distributions to Shareholders:
From Net Investment Income	--		(0.00	)A	(0.01)	--	(0.01)
From Capital Gains	--		(0.01)		(0.50)	--	--

Total Distributions to Shareholders	--		(0.01)		(0.51)	--	(0.01)

Paid-in Capital from Redemption Fees	0.00	A	0.01		0.01	0.04	0.02

Net Increase (Decrease) in Net Asset Value	0.78		(8.41)		2.23	0.85	1.85

Net Asset Value - End of Period	$7.30		$6.52		$14.93	$12.70	$11.85

TOTAL INVESTMENT RETURN	11.96	%B	(56.29)%		21.55%	7.17%	18.65	%B

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
Expenses After Reimbursement	1.49	%C	1.49	%D	1.49%	1.49%	1.48	%C
Expenses Before Reimbursement	4.23	%C	2.60%		2.45%	2.53%	17.66	%C
Net Investment Income (Loss) After Reimbursement	(0.56	)%C	(0.82)%		0.11%	(0.50)%	0.42	%C
Net Investment Loss Before Reimbursement	(3.30	)%C	(1.93)%		(0.85)%	(1.54)%	(15.76	)%C

SUPPLEMENTARY DATA:
Portfolio Turnover Rate	299	%C	254%		323%	297%	219	%C
Net Assets at End of Period (in thousands)	$11,508		$7,083		$23,777	$18,311	$2,276
Number of Shares Outstanding at End of Period (in thousands)	1,576		1,086		1,593	1,442	192

A Less than $0.01.

B Total returns for periods of less than one year are not annualized.

C Annualized.

D Navellier’s voluntary limit of expense reimbursement of a portion of the Portfolio’s administration and other operating expenses was 1.11% for the year ended December 31, 2008, resulting in Net Total Annual Portfolio Operating Expenses of 1.49%. Due to the decline in assets and the sharp decline in market values during the last quarter of 2008 the total operating expenses for the month of December 2008 were 8.31%.

There are $195,695 in waived reimbursements for 2006 which the Adviser could seek reimbursement for in 2009; there are $182,504 in waived reimbursements for 2007 for which the Adviser could seek reimbursement through 2010; there are $169,370 in waived reimbursements for 2008 for which the Adviser could seek reimbursement through 2011; and as of the six months ended June 30, 2009, there are $117,030 in waived reimbursements for which the Adviser could seek reimbursement through 2012. (See Note 2 in “Notes to Financial Statements”)

* From Commencement of Operations May 2, 2005.

See Notes to Financial Statements.

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS
June 30, 2009 (unaudited)

1. Significant Accounting Policies

The Navellier Performance Funds (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the “Act”) as an open-end investment company that offers its shares in a no-load non-diversified portfolio. The Fund’s objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of one portfolio, the Fundamental ‘A’ Portfolio (the “Portfolio”). The Portfolio is a non-diversified open-end management company portfolio.

The following is a summary of significant accounting policies that the Fund follows:

(a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. All other securities and assets are valued at their fair value as determined in good faith by the investment advisor subject to the approval of the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees. Debt securities with maturities of 60 days or less are valued at amortized cost.

The Fund has adopted Financial Accounting Standards Board (FASB) Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2009, for the Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration.

(b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2009 (unaudited)

(d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements

In June 2009, the FASB issued Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards Codificationtm and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No. 162” (“SFAS 168”). SFAS 168 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards Codificationtm” (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles in the United States. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other nongrandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund evaluated this new statement, and has determined that it will not have a significant impact on the determination or reporting of the Funds’ financial statements.

2. Investment Advisory Fees and Other Transactions with Affiliates

Investment advisory services are provided by Navellier & Associates, Inc., (the “Adviser”) which employs the same investment advisory personnel, analysts and staff that it provided to Navellier Management Inc., the predecessor investment advisor. Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of assets under management. The Adviser also receives an annual fee equal to 0.10% of average daily net assets of the Fund in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. In arriving at, and approving, this advisory fee, the Trustees considered among other factors, the capability of the advisor, the reasonableness of the fee, the cost of providing these investment advisory services, the nature of the services provided, a comparison of fees paid to other advisors by other mutual funds for similar types of services, client relationships received by the advisor, the desirability of a different investment advisor and the advisor’s willingness to limit reimbursement for payment of expenses it advanced for the Fund. Louis Navellier, an officer and trustee of the Fund is also an officer and director of the Adviser.

For the six months ended June 30, 2009, the Adviser agreed, as it did last year, to limit the total operating expenses of the Portfolio to 1.49% of average annual net assets. In order to maintain this expense limitation, the Adviser has paid and has not yet sought reimbursement for certain operating expenses on a net basis of the Fund resulting in $114,432 of prospectively waived expenses, i.e., a waiver of 2.74%, for the six months ended June 30, 2009.

The Investment Adviser has also agreed to future partial limits of expense reimbursement in future fiscal years so that the Net Total Annual Portfolio Operating Expenses after limit of expense reimbursement for any such fiscal year does not exceed 1.49% for the portfolio. The limit on reimbursement of expenses by the Investment Adviser is voluntary and may be withdrawn from year to year. If the Investment Adviser does not seek reimbursement within three (3) years of advancing expenses, then reimbursement for that year is forever waived. If reimbursement is made, it must be approved by the Board of Trustees of the Fund.

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2009 (unaudited)

As of June 30, 2009, the Fund had the following amounts (and year of expiration) subject to repayment to the Adviser:

	Repayment
Fees Waived	Expires	Balance
2006	2009	$195,695
2007	2010	182,504
2008	2011	169,370
2009	2012	117,030

		$664,599

3. Distribution Plan

IFS Fund Distributors, Inc. (the “Distributor”) acts as the Fund’s Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund’s shares, renders its services to the Fund pursuant to a distribution agreement.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Fund, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor’s overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

4. Securities Transactions

During the six months ended June 30, 2009, the cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments and government securities) amounted to $14,697,968 and $12,097,154, respectively.

5. Federal Income Taxes

The Fund intends to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

The tax character of distributions paid for the years ended December 31, 2008 and 2007 was as follows:

2008		2007
Ordinary	Long-term	Ordinary	Long-term
Income	Capital Gains	Income	Capital Gains
$25	$5,566	$20,324	$754,568

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2009 (unaudited)

The following information is computed on a tax basis for each item for the year ended December 31, 2008:

Gross Unrealized Appreciation	$484,321
Gross Unrealized Depreciation	(2,617,953)

Net Unrealized Depreciation	(2,133,632)
Capital Loss Carryforward	(6,809,849)
Post-October Losses*	(2,385,979)

Total Accumulated Deficit	$(11,329,460)

Federal Income Tax Cost**	$9,258,078

* Net capital losses incurred after October 31st, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

** The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

As of December 31, 2008, the Fund have the following capital loss carryforwards;

Expiration
Amount	Date
$6,809,849	2016

Reclassification of capital accounts - As of December 31, 2008, the Fund made reclassifications due to net investment loss and expiration of capital loss carryforwards on the Statement of Assets and Liabilities as follows:

Undistributed
Net Investment	Capital	Paid-in
Income	Gains	Capital
$125,770	$25	$(125,795)

The above reclassifications have no effect on the Fund’s net assets or net asset value per share.

The Fund has adopted Financial Accounting Standards Board (FASB) FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The Fund has analyzed its tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2005 through 2008) for purposes of implementing FIN 48 and has concluded that no provision for income tax is required in the financial statements.

As of June 30, 2009, the Fund’s federal tax cost of securities was $10,761,529 resulting in net unrealized appreciation of $807,914 derived from $1,277,665 of gross appreciation less $469,751 of gross depreciation.

NAVELLIER PERFORMANCE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2009 (unaudited)

6. Commitments and Contingencies

In the normal course of business, the Fund has entered into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund’s that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Funds evaluated subsequent events from June 30, 2009, the date of these financial statements, through August 31, 2009, the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

NAVELLIER PERFORMANCE FUNDS

SCHEDULE OF SHAREHOLDER EXPENSES
June 30, 2009 (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. Because of economic conditions and the severe decline in the market over the last year resulting in a significant loss of assets, the expense ratio for any given month may be significantly higher or lower than the average expense ratio for the year. This example is intended to help you (in dollars of investing in the Fund) and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2009” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Net Expense			Expenses Paid
	Ratio	Beginning	Ending	During the
	Annualized	Account Value	Account Value	Six Months Ended
	June 30,	January 1,	June 30,	June 30,
	2009	2009	2009	2009*

Actual	1.49%	$1,000.00	$1,119.60	$7.81
Hypothetical	1.49%	$1,000.00	$1,017.43	$7.43

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 (or 366)] (to reflect the one-half year period).

NAVELLIER PERFORMANCE FUNDS

OTHER ITEMS
June 30, 2009 (unaudited)

Proxy Voting Guidelines

Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Portfolio as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TRANSFER AGENT

JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201

800-622-1386 E.S.T.

DISTRIBUTOR

IFS Fund Distributors, Inc.
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

INVESTMENT ADVISER

Navellier & Associates, Inc.
One East Liberty, Third Floor
Reno, Nevada 89501

800-887-8671 P. S.T.

TRANSFER AGENT DISTRIBUTOR INVESTMENT ADVISER JPMorgan Chase Bank, N.A. IFS Fund Distributors, Inc. Navellier & Associates, Inc. P.O. Box 5354 303 Broadway, Suite 1100 One East Liberty, Third Floor Cincinnati, Ohio 45201 Cincinnati, Ohio 45202 Reno, Nevada 89501 800-622-1386 E.S.T. 800-887-8671 P. S.T.

Item 2. Codes of Ethics
     (a), (b) Registrant, The Navellier Performance Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant’s current Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Performance Funds’ principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Performance Funds’ principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Performance Funds.

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          (c), (d) There have been no material amendments to those Codes of Ethics during the last fiscal year.
     (e) N/A. See subparagraphs (c) and (d) above.
     (f) (3) The Navellier Performance Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.
Item 3. Audit Committee Financial Expert
     (a)(1)(i) The Navellier Performance Funds has at least one audit committee financial expert serving on its audit committee.
     (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 — 1992 and has substantial experience teaching, reviewing and assessing companies’ financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr. Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies’ financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.
Item 4. Principal Accountant Fees and Services
     (a) Audit Fees. The aggregate fees billed to The Navellier Performance Funds for each of the last two fiscal years for the audit of The Navellier Performance Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2008 were $57,900.00 The aggregate fees for audit services for fiscal 2007 were $59,400.00.
     (b) Audit Related Fees. There were no fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above for 2007 or for 2008.
     (c) Tax Fees. The aggregate fees billed by The Navellier Performance Funds’ principal accountant for tax compliance, tax advice or tax planning for 2008 were $0 and for 2007 were $5,000.
     (d) All Other Fees. There were no other fees billed by The Navellier Performance Funds’ principal accountant for other services for 2007 or 2008.
     (e)(1) The audit committee’s pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees) approves the hiring of the accountant or accounting firm to perform the registrant’s audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

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     If there are any non audit services which the accountant or accounting firm perform for the registrant’s investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.
     (e)(2) N/A
     (f) N/A
     (g) $9,000 for 2005
  $ 6,000 for 2006
  $0 for 2007
  $0 for 2008
     (h) See Item 4, paragraph (e)(1).
Item 5. Audit Committee of Listed Registrants
     The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Barry Sander, Joel E. Rossman, Arnold Langsen and Jacques Delacroix.) and Louis G. Navellier.
Item 6. Reserved (See Item 1)
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
     N/A
Item 8. Portfolio Management of Closed — End Management Investment Companies
     N/A
Item 9. Purchases of Equity Securities By Closed — End Management Investment Company and Affiliated Purchases
     N/A
Item 10. Submission of Matters to a Vote of Security Holders
     There were no changes to Procedures for recommending nominees to the Board of Trustees.
Item 11. Controls and Procedures
     (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
     (b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.
Item 12. Exhibits
     (a)(1) N/A The Codes of Ethics are available on request.
     (a)(2) A separate Certification by Louis Navellier is attached hereto as Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as Exhibit 2.

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SIGNATURE
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NAVELLIER PERFORMANCE FUNDS
Date: August 31, 2009	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

THE NAVELLIER PERFORMANCE FUNDS
Date: August 31, 2009	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Executive Officer

THE NAVELLIER PERFORMANCE FUNDS
Date: August 31, 2009	By	/s/ Louis G. Navellier
Louis G. Navellier
Principal Financial Officer

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